Property and equipment, net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 28,170,749	$ 43,690,913
Less: accumulated depreciation and amortization	(11,555,449)	(16,861,205)
Property Plant And Equipment Excluding Construction In Progress, Total	16,615,300	26,829,708
Construction in progress	0	10,476
Property and equipment, net	16,615,300	26,840,184
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	19,297,436	27,644,891
Computers and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	7,781,700	12,820,490
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	0	869,130
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	461,609	872,860
Information Technology equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	299,557	839,068
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 330,447	$ 644,474